Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000129656
Account Value [Line Items]
Account Value	$ 22,559	$ 22,293	$ 22,477	$ 21,748	$ 20,620	$ 19,856	$ 18,114	$ 17,954	$ 16,879	$ 16,479	$ 16,556	$ 15,961	$ 16,847	$ 18,090	$ 19,016	$ 19,443	$ 18,672	$ 17,389	$ 16,130	$ 15,096	$ 13,351	$ 13,351	$ 13,873	$ 13,203	$ 12,582	$ 12,660	$ 12,217	$ 12,860	$ 12,511	$ 12,530	$ 12,302	$ 11,708	$ 11,300	$ 10,750	$ 10,060	$ 10,069	$ 9,667	$ 8,922		$ 9,621	$ 9,358	$ 10,000
C000129657
Account Value [Line Items]
Account Value	22,006	21,758	21,951	21,247	20,174	19,435	17,735	17,589	16,541	16,170	16,251	15,684	16,561	17,791	18,715	19,138	18,405	17,145	15,917	14,901	13,191	13,201	13,728	13,071	12,453	12,550	12,108	12,758	12,429	12,447	12,229	11,644	11,254	10,705	10,025	10,042	9,648	8,912		9,612	9,356	10,000
C000169039
Account Value [Line Items]
Account Value	1,275,425	1,260,388	1,269,487	1,227,701	1,164,028	1,120,253	1,021,094	1,011,437	950,918	928,384	932,196	898,816	947,975	1,017,161	1,068,906	1,092,270	1,049,047	976,034	904,943	846,468	748,253	748,253	776,963	738,956	703,664	708,008	682,941	718,858	699,361	699,361	686,659	652,995	630,717	599,527	561,546	561,546	539,122	497,615	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121	23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142		9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,718,566	1,727,827	1,761,518	1,630,142	1,519,264	1,470,073	1,309,822	1,292,283	1,190,804	1,143,118	1,163,163	1,126,100	1,167,058	1,243,505	1,304,032	1,298,577	1,211,696	1,107,368	1,032,167	976,058	841,972	818,289	867,195	803,727	755,379	765,454	750,879	793,335	736,982	728,662	711,555	659,747	640,512	626,947	581,943	568,440	544,231	496,422	500,000
S&P Target Date 2050 Index
Account Value [Line Items]
Account Value	23,136	22,639	22,707	22,030	20,766	20,070	18,382	18,212	17,162	16,866	16,743	16,150	17,039	17,980	18,491	18,797	18,140	16,744	15,622	14,670	13,058	13,114	13,913	13,038	12,505	12,702	12,375	13,098	12,642	12,558	12,368	11,619	11,296	10,889	10,204	10,159	9,779	8,998		9,699	9,350	10,000
S&P Target Date 2050 Index
Account Value [Line Items]
Account Value	23,136	22,639	22,707	22,030	20,766	20,070	18,382	18,212	17,162	16,866	16,743	16,150	17,039	17,980	18,491	18,797	18,140	16,744	15,622	14,670	13,058	13,114	13,913	13,038	12,505	12,702	12,375	13,098	12,642	12,558	12,368	11,619	11,296	10,889	10,204	10,159	9,779	8,998		$ 9,699	$ 9,350	$ 10,000
S&P Target Date 2050 Index
Account Value [Line Items]
Account Value	$ 1,278,751	$ 1,251,278	$ 1,255,060	$ 1,217,642	$ 1,147,765	$ 1,109,268	$ 1,015,990	$ 1,006,601	$ 948,568	$ 932,207	$ 925,423	$ 892,619	$ 941,736	$ 993,781	$ 1,021,993	$ 1,038,923	$ 1,002,617	$ 925,472	$ 863,464	$ 810,853	$ 721,711	$ 724,843	$ 768,972	$ 720,640	$ 691,182	$ 702,074	$ 683,968	$ 723,928	$ 698,763	$ 694,107	$ 683,585	$ 642,217	$ 624,321	$ 601,831	$ 563,980	$ 561,491	$ 540,491	$ 497,303	$ 500,000